Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Statutory Federal Income Tax Rate	the provision for income taxes for the years ended December 31, 2022 and 2021 is as follows:
	2022	2021
Net Loss for the Year	$(11,114,179)	$(13,498,626)
Statutory federal income tax rate	21%	21%
Tax benefit using statutory federal income tax rate	$(2,333,977)	$(2,834,711)
State and local taxes, net of federal benefit	(965,370)	(1,286,910)
Non-deductible expenses, net of federal income tax rate	328,290	432,078
Start-up Costs	(146,490)
Change in valuation allowance	2,685,198	3,730,000
SBC	430,501
Other, net	1,849	(40,457)
Income tax expense (benefit)	$—	$—
Effective income tax rate	0%	0%

Schedule of Deferred Tax Asset	Deferred tax asset at December 31, 2022 and 2021 consists of the following
	2022	2021
Deferred tax asset
Start-up costs	$5,042,480	$5,188,000
Stock based compensation	2,738,000	2,727,000
Section 174	101,398
Net Operating Loss	$7,377,233	$4,729,000
Other	(81,973)	79,000
	15,177,167	12,723,000
Valuation allowance	$(15,177,167)	$(12,723,000)

Net deferred taxes	$—	$—